Commitments and contingent obligations - Schedule of Outstanding Commitments for Installment Payments for Vessels (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 373,247
2017	293,900
Purchase obligations for additional vessels	$ 667,147